Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue an unlimited number of no par value Class A ordinary shares and Class B ordinary shares. As of December 31, 2019, there was 2,461,983 Class A ordinary shares remain issued and outstanding. After redemption of 212,633 Class A ordinary shares prior to the SPAC transaction on May 7, 2020, the number of outstanding Class A ordinary shares became 2,249,350. In connection with the SPAC Transaction, the Company issued approximately 19.4 million Class A ordinary shares including 3 million shares as part of earn-out consideration that was issued to the previous owners of Scienjoy Inc.

At the closing of the SPAC Transaction, a convertible promissory note of RMB4,038 with the related rights previously issued to the shareholder’s of Scienjoy, Inc. was automatically converted into 63,250 Class A ordinary shares.

At the closing of the SPAC Transaction, the Company issued 402,983 Class A ordinary shares to settle deferred underwriting commission of RMB14,131 in connection of the Company’s initial public offering on February 8, 2019. The effective conversion price was US$ 5.0 per Class A ordinary shares based on the volume weighted average price of the Company’s Class A ordinary shares prior to the SPAC Transaction, as a result, the fair value of Class A ordinary shares issued approximated the carrying value of deferred underwriting commission payable settled.

Prior to the SPAC Transaction, the Company issued certain Public Rights and Private Rights in connection with its previous initial public offering and private placement. All these outstanding public rights and private rights were converted into 602,000 Class A ordinary shares upon the completion of the SPAC Transaction.

Prior to the closing of the SPAC Transaction, the Company issued 533,000 Class A ordinary shares to the financial advisors and underwriter with fair value of RMB18,713 based on share price of U$5.0 per ordinary share at the time of the transaction.

In connection of the acquisition of BeeLive, the Company issued 3,786,719 Class A ordinary shares to the original shareholders of BeeLive as 70% of total RMB250,000 (or equivalent to RMB175,000) worth share consideration (Note 4), which was calculated based on US$ 6.68 per share based on the 15 days average closing price of the Company’s Class A ordinary shares prior to the acquisition. The fair value of the shares issued approximated RMB175,000 as part of the purchase consideration.

For the year ended December 31, 2021, the Company issued 108,230 Class A ordinary shares to White Lion Capital LLC. The gross proceeds were RMB664,670.

On November 8, 2021, the Company’s 2021 annual general meeting of shareholders (the “AGM”) approved the following shareholders’ resolutions: (i) the adoption of a dual-class share structure, pursuant to which the Company’s authorized share capital shall be re-classified and re-designed into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one (1) vote and each Class B ordinary share being entitled to ten (10) votes at a meeting of the shareholders or on any resolution of shareholders; and (ii) the authorization to the Company to issue up to 50,000,000 Class A Preferred Shares with such designations, powers, preferences and relative, participation, optional and other rights, if any, and such qualifications, limitations and restrictions as the directors may determine among other matters. Additionally, together with the adoption of a dual-class share structure, 2,625,058 Class A ordinary shares held by Heshine Holdings Limited have been converted into 2,625,058 Class B ordinary shares.

In connection of the acquisition of Weiliantong, the Company issued 3,898,511 Class A ordinary shares to the original shareholders of Weiliantong as part of total RMB180,000(or equivalent to RMB127 million) worth share worth share consideration (Note 4), which was calculated based on US$5.13 per share based on the 20 days average closing price of the Company’s Class A ordinary shares prior to the acquisition. The fair value of the shares issued approximated RMB127,000 as part of the purchase consideration.

As of June 30, 2023, the Company had 37,679,786 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding.

Treasury Stock

In October, 2022, the Company repurchased an aggregate of 794,120 Class A ordinary shares at price of $3.01 per share, which was recorded as treasury stock. As of June 30, 2023, all these shares were held in an escrow account as reserve solely for potential needed.

Warrants

As of December 31, 2022, there were 6,023,700 warrants outstanding and exercisable, consisting of 5,653,700 public warrants issued in connection with the Company’s initial public offering and 370,000 private warrants issued for a private placement simultaneously with the closing of the initial public offering. Two warrants are exercisable for one Class A ordinary shares. All these warrants were issued and outstanding before the SPAC Transaction and no warrants have been exercised for the six months ended June 30, 2023.

The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).

The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the Public Warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,

●	if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the Class A ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”. The exercise price and number of Class A ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Public Warrants may only be exercised for a whole number of shares, meaning that the Public Warrants must be exercised in multiples of two. However, the warrants will not be adjusted for issuances of Class A ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The private warrants are identical to the public warrants with the exercise price of US$ 11.5 per full share and expiration by February 4, 2024, except that the private warrants and the Class A ordinary shares issuable upon the exercise of the private warrants will not be transferable, assignable or salable until after the completion of the SPAC Transaction, subject to certain limited exceptions. The private warrants may only be exercised for a whole number of shares, meaning that the private warrants must be exercised in multiples of two. Additionally, the private warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

A summary of warrants activity for the six months ended June 30, 2023 is as follows:

	Number of warrants	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2021	6,023,700	2.1 years	February 4, 2024
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 4, 2024
Balance of warrants outstanding as of June 30, 2023	6,023,700	0.6 years	February 4, 2024
Balance of warrants exercisable as of June 30, 2023	6,023,700	0.6 years	February 4, 2024

As of June 30, 2023, the Company had warrants exercisable for 3,011,850 Class A ordinary shares with weighted average life of 0.6 years and expired on February 4, 2024.

Unit Purchase Option

On February 8, 2019, the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 110,000 shares. As of June 30, 2023, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 0.6 years and expiring on February 5, 2024.

Liability Classified Warrants

All of the Company’s outstanding warrants contain a contingent cash payment feature and therefore were accounted for as a liability and are adjusted to fair value at each balance sheet date. The change in fair value of the warrant liability is recorded as change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss (Note 2).

The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated the fair value of the unit purchase option is approximately $1,286,000, or $2.98 per Unit, using the Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriters was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 2.44% and (3) expected life of five years. The option and such units purchased pursuant to the option, as well as the Class A ordinary shares underlying such units, the rights included in such units, the Class A ordinary shares that are issuable for the rights included in such units, the warrants included in such units, and the shares underlying such warrants, have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of FINRA’s NASDAQ Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for a one-year period (including the foregoing 180-day period) following the date of Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners. The option grants to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of units issuable upon exercise of the option may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of Class A ordinary shares at a price below its exercise price.

Shares to be issued

As of December 31, 2022, Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, there was 995,118 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. On April 7, 2023, the Company issued 507,804 (540,960 * 93.87%) to Cosmic Soar, the previous shareholder of Beelieve and 487,314 share to Wolter Global, the previous shareholder of Weilingtong. In addition, in connection with the acquisition of Weiliantong (Note 4), the Company is required to issue 636,691 Class A shares to Weilaijin (equivalent to RMB20.8 million) after received exercise notice.

As of June 30, 2023, 434,093 shares required to be issued and the Company employees under 2021 Equity Incentive Plan. In addition, in connection with the acquisition of Weiliantong (Note 4), the Company is required to issue 636,691 Class A shares to Weilaijin (equivalent to RMB20.8 million) after received exercise notice.

Shares issued for service

On November 18, 2022, the Company issued 61,500 Class A ordinary shares for directors as part of compensations.

2021 Equity Incentive Plan

On August 3, 2021, the Employee Share Option Committee (the “ESOP Committee”) of the Company approved a resolution which appointed the Chief Executive Officer and Chief Operating Officer as Authorized Officer of ESOP Committee. In 2021, the ESOP Committee approved the granting of 2,053,783 Restricted Share Units (“RSU”) under the 2021 Equity Incentive Plan. As of December 31, 2022, the Company had 716,956 RSU outstanding. For the six months ended June 30, 2023, the ESOP Committee approved the granting of 512,217 RSU under the 2021 Equity Incentive Plan, including 32,500 RSU granted to directors. During six months ended June 30, 2023, 2,990 RSU was forfeited and 434,093 RSU was vested. As of June 30, 2023, the Company had 792,090 RSUs outstanding.

15. SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue an unlimited number of no par value Class A ordinary shares and Class B ordinary shares. As of December 31, 2019, there was 2,461,983 Class A ordinary shares remain issued and outstanding. After redemption of 212,633 Class A ordinary shares prior to the SPAC transaction on May 7, 2020, the number of outstanding Class A ordinary shares became 2,249,350. In connection with the SPAC Transaction, the Company issued approximately 19.4 million Class A ordinary shares including 3 million shares as part of earn-out consideration that was issued to the previous owners of Scienjoy Inc.

At the closing of the SPAC Transaction, a convertible promissory note of RMB4,038 (US$619) with the related rights previously issued to the shareholder’s of Scienjoy, Inc. was automatically converted into 63,250 Class A ordinary shares.

At the closing of the SPAC Transaction, the Company issued 402,983 Class A ordinary shares to settle deferred underwriting commission of RMB14,131 (US$ 2,166) in connection of the Company’s initial public offering on February 8, 2019. The effective conversion price was US$ 5.0 per Class A ordinary shares based on the volume weighted average price of the Company’s Class A ordinary shares prior to the SPAC Transaction, as a result, the fair value of Class A ordinary shares issued approximated the carrying value of deferred underwriting commission payable settled.

Prior to the SPAC Transaction, the Company issued certain Public Rights and Private Rights in connection with its previous initial public offering and private placement. All these outstanding public rights and private rights were converted into 602,000 Class A ordinary shares upon the completion of the SPAC Transaction.

Prior to the closing of the SPAC Transaction, the Company issued 533,000 Class A ordinary shares to the financial advisors and underwriter with fair value of RMB18,713 (US$ 2,868) based on share price of U$5.0 per ordinary share at the time of the transaction.

In connection of the acquisition of BeeLive, the Company issued 3,786,719 Class A ordinary shares to the original shareholders of BeeLive as 70% of total RMB250 million (or equivalent to RMB175 million) worth share consideration (Note 4), which was calculated based on US$ 6.68 per share based on the 15 days average closing price of the Company’s Class A ordinary shares prior to the acquisition. The fair value of the shares issued approximated RMB175 million (US$ 26.8 million) as part of the purchase consideration.

For the year ended December 31, 2021 the Company issued 108,230 Class A ordinary shares to White Lion Capital LLC. The gross proceeds were RMB664,670.

On November 8, 2021, the Company’s 2021 annual general meeting of shareholders (the “AGM”) approved the following shareholders’ resolutions: (i) the adoption of a dual-class share structure, pursuant to which the Company’s authorized share capital shall be re-classified and re-designed into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one (1) vote and each Class B ordinary share being entitled to ten (10) votes at a meeting of the shareholders or on any resolution of shareholders; and (ii) the authorization to the Company to issue up to 50,000,000 Class A Preferred Shares with such designations, powers, preferences and relative, participation, optional and other rights, if any, and such qualifications, limitations and restrictions as the directors may determine among other matters. Additionally, together with the adoption of a dual-class share structure, 2,625,058 Class A ordinary shares held by Heshine Holdings Limited have been converted into 2,625,058 Class B ordinary shares.

In connection of the acquisition of Weiliantong, the Company issued 3,898,511 Class A ordinary shares to the original shareholders of Weiliantong as part of total RMB180,000(or equivalent to RMB127 million) worth share worth share consideration (Note 4), which was calculated based on US$5.13 per share based on the 20 days average closing price of the Company’s Class A ordinary shares prior to the acquisition. The fair value of the shares issued approximated RMB127,000 (US$ 18,000) as part of the purchase consideration.

As of December 31, 2022, the Company had 36,684,668 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding.

Treasury Stock

In October, 2022, the Company repurchased an aggregate of 794,120 Class A ordinary shares at price of $3.01 per share, which was recorded as treasury stock. As of December 31, 2022, all these shares were held in an escrow account as reserve solely for potential needed.

Warrants

As of December 31, 2021, there were 6,023,700 warrants outstanding and exercisable, consisting of 5,653,700 public warrants issued in connection with the Company’s initial public offering and 370,000 private warrants issued for a private placement simultaneously with the closing of the initial public offering. Two warrants are exercisable for one Class A ordinary shares. All these warrants were issued and outstanding before the SPAC Transaction and no warrants have been exercised for the year ended December 31, 2022.

The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).

The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the Public Warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,

●	if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the Class A ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”. The exercise price and number of Class A ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Public Warrants may only be exercised for a whole number of shares, meaning that the Public Warrants must be exercised in multiples of two. However, the warrants will not be adjusted for issuances of Class A ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The private warrants are identical to the public warrants with the exercise price of US$ 11.5 per full share and expiration by February 4, 2024, except that the private warrants and the Class A ordinary shares issuable upon the exercise of the private warrants will not be transferable, assignable or salable until after the completion of the SPAC Transaction, subject to certain limited exceptions. The private warrants may only be exercised for a whole number of shares, meaning that the private warrants must be exercised in multiples of two. Additionally, the private warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

A summary of warrants activity for the year ended December 31, 2020, 2021 and 2022 is as follows:

	Number of warrants	Weighted average life	Expiration dates
Public warrants assumed from Wealthbridge’s initial Public Offering on February 5, 2019	5,750,000	-	-
Private warrants assumed from Wealthbridge’s private placement on February 5, 2019	270,000	-	-
Balance of warrants outstanding as of December 31, 2020	6,020,000	3.1 years	February 4, 2024
Additional warrants upon exercise of UPO	100,000	-	-
Exercised	(96,300)	-	-
Balance of warrants outstanding as of December 31, 2021	6,023,700	2.1 years	February 4, 2024
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 4, 2024
Balance of warrants exercisable as of December 31, 2022	6,023,700	1.1 years	February 4, 2024

As of December 31, 2022, the Company had warrants exercisable for 3,011,850 Class A ordinary shares with weighted average life of 1.1 years and expired on February 4, 2024.

Unit Purchase Option

On February 8, 2019, the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 110,000 shares. As of December 31, 2022, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 1.1 years and expiring on February 5, 2024.

Liability Classified Warrants

All of the Company’s outstanding warrants contain a contingent cash payment feature and therefore were accounted for as a liability and are adjusted to fair value at each balance sheet date. The change in fair value of the warrant liability is recorded as change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss (Note 2).

The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated the fair value of the unit purchase option is approximately $1,286,000, or $2.98 per Unit, using the Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriters was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 2.44% and (3) expected life of five years. The option and such units purchased pursuant to the option, as well as the Class A ordinary shares underlying such units, the rights included in such units, the Class A ordinary shares that are issuable for the rights included in such units, the warrants included in such units, and the shares underlying such warrants, have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of FINRA’s NASDAQ Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for a one-year period (including the foregoing 180-day period) following the date of Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners. The option grants to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of units issuable upon exercise of the option may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of Class A ordinary shares at a price below its exercise price.

Shares to be issued

As of December 31, 2020, the earn-out liability related to SPAC Earn-out Target 2020 and Beelive Earn-out Target 2020 were met. As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB200,100 as shares to be issued in the equity of the Company. On March 25, 2021, the Company issued 3,540,960 Class A ordinary shares for this achievement of earnout target.

As of December 31, 2021, the earn-out liability related to SPAC Earn-out Target 2021 and Beelive Earn-out Target 2021 were met. As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB128,119 as shares to be issued in the equity of the Company. On June 2, 2022, the Company issued 3,240,960 Class A ordinary shares and 300,000 Class B ordinary shares for this achievement of earnout target.

As of December 31, 2022, Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, there was 995,118 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. Upon issuance of this report, a total of 507,804 (540,960 * 93.87%) has been issued to Cosmic Soar, the previous shareholder of Beelieve and a total of 487,314 share has been issue to Wolter Global, the previous shareholder of Weilingtong. In addition, in connection with the acquisition of Weiliantong (Note 4), the Company is required to issue 636,691 Class A shares to Weilaijin (equivalent to RMB20.8 million) after received exercise notice.

Shares issued for service

On November 18, 2022, the Company issued 61,500 Class A ordinary shares for directors as part of compensations.

2021 Equity Incentive Plan

On August 3, 2021, the Employee Share Option Committee (the “ESOP Committee”) of the Company approved a resolution which appointed the Chief Executive Officer and Chief Operating Officer as Authorized Officer of ESOP Committee. In 2021, the ESOP Committee approved the granting of 2,053,783 Restricted Share Units (“RSU”) under the 2021 Equity Incentive Plan. As of December 31, 2021, 2,053,783 RSUs were issued and outstanding. 72,713 RSU was forfeited and 1,264,114 RSU was vested during the year ended December 31, 2022. As of December 31, 2022, the Company had 716,956 RSU outstanding.